NATURE OF BUSINESS (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Nov. 10, 2017
Nature Of Business Details Narrative
State of Incorporation	Nevada	Nevada
Date of Incorporation	May 15, 2014	May 15, 2014
Shares received			269,000
Ownership percentage			63.00%